UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07538
LORD ABBETT SECURITIES TRUST
(Exact name of registrant as specified in charter)
90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	2/28/2005

Item 1:          Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALL VALUE FUND  January 31, 2005

		Value
Investments	Shares	(000)
COMMON STOCKS 95.15%

Advertising Agency 0.08%
Interpublic Group of Cos., Inc.*	125,200	$1,634

Aerospace 0.27%
Moog, Inc. Class A*	135,000	5,871

Agriculture Fishing & Ranching 0.33%
Monsanto Co.	132,000	7,145

Air Transportation 0.11%
Frontier Airlines, Inc.*	275,000	2,332

Aluminum 0.96%
Alcoa, Inc.	700,000	20,657

Auto Parts: After Market 0.30%
Genuine Parts Co.	151,300	6,405

Auto Parts: Original Equipment 0.43%
Dana Corp.	590,000	9,363

Banks: New York City 1.85%
Bank of New York Co., Inc. (The)	575,000	17,084
JPMorgan Chase & Co.	613,800	22,913
Total		39,997

Banks: Outside New York City 6.96%
Bank of America Corp.	682,086	31,628
Cullen/Frost Bankers, Inc.	480,000	22,541
Doral Financial Corp.	524,700	22,693
Mellon Financial Corp.	855,000	25,094
Wachovia Corp.	525,000	28,796
Wells Fargo & Co.	315,000	19,310
Total		150,062

Beverage: Soft Drinks 1.78%
PepsiCo, Inc.	715,000	38,396

Biotechnology Research & Production 0.70%
Baxter Int’l., Inc.	445,000	15,023

Chemicals 3.74%
Cytec Industries, Inc.	275,000	$14,025
E.I. du Pont de Nemours & Co.	785,000	37,335
Eastman Chemical Co.	240,000	12,996
OM Group, Inc.*	106,700	3,459
Praxair, Inc.	298,200	12,867
Total		80,682

Communications Technology 2.58%
Avaya, Inc.*	500,000	7,175
McAfee, Inc.*	720,000	18,612
Motorola, Inc.	1,898,800	29,887
Total		55,674

Computer Services Software & Systems 1.95%
Cadence Design Systems, Inc.*	1,135,000	15,130
Microsoft Corp.	1,021,100	26,834
Total		41,964

Computer Technology 2.03%
Apple Computer, Inc.*	177,200	13,627
EMC Corp.*	1,652,900	21,653
UNOVA, Inc.*	365,100	8,419
Total		43,699

Consumer Products 0.56%
Gillette Co.	190,000	9,637
Yankee Candle Co.*	76,300	2,499
Total		12,136

Containers & Packaging: Paper & Plastic 0.96%
Pactiv Corp.*	930,000	20,655

Diversified Financial Services 3.27%
Citigroup, Inc.	950,000	46,598
Merrill Lynch & Co., Inc.	400,000	24,028
Total		70,626

Drug & Grocery Store Chains 1.04%
CVS Corp.	214,600	9,947
Kroger Co.*	725,000	12,397
Total		22,344

See Notes to Schedule of Investments.

		Value
Investments	Shares	(000)
Drugs & Pharmaceuticals 5.36%
GlaxoSmithKline plc ADR	355,020	$15,823
Mylan Laboratories, Inc.	810,000	13,470
Novartis AG ADR	510,000	24,419
Pfizer, Inc.	150,000	3,624
Schering-Plough Corp.	1,550,000	28,768
Wyeth	745,000	29,525
Total		115,629

Electrical Equipment & Components 1.01%
Emerson Electric Co.	325,000	21,853

Electronics 0.84%
Vishay Intertechnology, Inc.*	1,385,000	18,102

Electronics: Technology 0.58%
Solectron Corp.*	2,530,000	12,574

Entertainment 3.70%
Viacom, Inc. Class B	870,000	32,486
Walt Disney Co. (The)	1,650,000	47,239
Total		79,725

Fertilizers 0.49%
Potash Corp. of Saskatchewan, Inc.(a)	130,800	10,569

Foods 0.34%
Kraft Foods, Inc. Class A	216,235	7,348

Forest Products 0.76%
Georgia-Pacific Corp.	510,000	16,371

Gold 1.89%
Newmont Mining Corp.	980,000	40,758

Healthcare Facilities 0.23%
Pharmaceutical Product
Development, Inc.*	120,000	4,974

Identification Control & Filter Devices 1.60%
Hubbell, Inc.	205,000	10,152
IDEX Corp.	67,000	2,583
Parker Hannifin Corp.	285,000	$18,570
Roper Industries, Inc.	54,000	3,135
Total		34,440

Insurance: Multi-Line 1.79%
American Int’l. Group, Inc.	28,500	1,889
CIGNA Corp.	75,000	6,019
Lincoln National Corp.	55,000	2,538
Markel Corp.*	30,100	10,264
Safeco Corp.	385,000	17,825
Total		38,535

Machinery: Agricultural 1.88%
Deere & Co.	585,000	40,617

Machinery: Engines 0.81%
Briggs & Stratton Corp.	320,000	12,413
Cummins, Inc.	65,400	5,079
Total		17,492

Machinery: Industrial/Specialty 0.72%
Illinois Tool Works, Inc.	110,000	9,568
Woodward Governor Co.	85,000	6,055
Total		15,623

Machinery: Oil Well Equipment & Services 3.74%
Baker Hughes, Inc.	225,000	9,742
FMC Technologies, Inc.*	82,600	2,530
Grant Prideco, Inc.*	450,000	8,820
Halliburton Co.	200,000	8,226
Helmerich & Payne, Inc.	510,070	19,332
Key Energy Services, Inc.*	800,000	9,928
Schlumberger Ltd.(a)	325,000	22,113
Total		80,691

Machinery: Specialty 0.15%
JLG Industries, Inc.	180,000	3,170

Medical & Dental Instruments & Supplies 0.36%
Bausch & Lomb, Inc.	107,000	7,799

See Notes to Schedule of Investments.

		Value
Investments	Shares	(000)
Metal Frabricating 2.40%
Quanex Corp.	567,700	$29,929
Shaw Group, Inc.*	160,000	2,690
Timken Co. (The)	745,000	19,191
Total		51,810

Metals & Minerals Miscellaneous 0.25%
GrafTech Int’l., Ltd.*	62,000	505
Minerals Technologies, Inc.	80,000	4,998
Total		5,503

Milling: Fruit and Grain Processing 1.19%
Archer-Daniels-Midland Co.	1,060,000	25,652

Miscellaneous Equipment 0.61%
W.W. Grainger, Inc.	216,800	13,270

Miscellaneous Materials & Processing 0.19%
Rogers Corp.*	95,000	4,039

Multi-Sector Companies 7.06%
Carlisle Cos., Inc.	240,000	15,137
Eaton Corp.	377,500	25,666
General Electric Co.	1,560,000	56,363
Trinity Industries, Inc.	542,500	16,410
Tyco Int’l. Ltd.(a)	1,070,000	38,670
Total		152,246

Office Furniture & Business Equipment 0.45%
Xerox Corp.*	615,000	9,766

Oil: Crude Producers 1.02%
EOG Resources, Inc.	140,000	10,395
Grey Wolf, Inc.*	2,200,000	11,660
Total		22,055

Oil: Integrated Domestic 1.44%
GlobalSantaFe Corp.(a)	880,000	31,117

Oil: Integrated International 5.63%
ChevronTexaco Corp.	236,700	12,876
Exxon Mobil Corp.	2,105,012	108,619
Total		121,495

Paints & Coatings 0.69%
Valspar Corp. (The)	305,100	$14,950

Paper 1.83%
International Paper Co.	765,064	29,952
MeadWestvaco Corp.	330,000	9,534
Total		39,486

Publishing: Miscellaneous 1.03%
R.R. Donnelley & Sons Co.	665,000	22,244

Publishing: Newspapers 0.54%
Tribune Co.	290,000	11,594

Radio & TV Broadcasters 0.36%
Westwood One, Inc.*	325,000	7,849

Railroads 1.21%
CSX Corp.	345,000	13,790
Union Pacific Corp.	205,000	12,218
Total		26,008

Real Estate Investment Trusts 0.69%
Host Marriott Corp.	930,000	14,880

Restaurants 2.14%
Brinker Int’l., Inc.*	365,000	13,728
Wendy’s Int’l., Inc.	730,000	28,631
Yum! Brands, Inc.	83,400	3,865
Total		46,224

Retail 2.48%
AnnTaylor Stores Corp.*	69,100	1,485
Barnes & Noble, Inc.*	455,000	14,878
Federated Department Stores, Inc.	173,000	9,826
Foot Locker, Inc.	40,000	1,077
May Department Stores Co.	680,000	23,052
Target Corp.	60,500	3,072
Total		53,390

Savings & Loan 0.98%
W Holding Co., Inc.	780,300	10,175
Webster Financial Corp.	242,400	10,872
Total		21,047

See Notes to Schedule of Investments.

		Value
Investments	Shares	(000)
Services: Commercial 0.76%
Waste Management, Inc.	565,000	$16,385

Shoes 0.43%
NIKE, Inc. Class B	106,000	9,183

Transportation Miscellaneous 0.56%
United Parcel Service, Inc. Class B	163,200	12,188

Utilities: Cable TV & Radio 1.53%
Comcast Corp. Class A*	1,045,075	33,035

Utilities: Electrical 0.97%
Ameren Corp.	180,000	9,022
CMS Energy Corp.*	800,000	8,424
NiSource, Inc.	150,000	3,435
Total		20,881

Utilities: Telecommunications 2.26%
SBC Communications, Inc.	305,000	7,247
Verizon Communications, Inc.	1,165,000	41,462
Total		48,709

Utilities: Water 0.30%
Aqua America, Inc.	265,050	6,369

Total Common Stocks (Cost $1,774,131,908)		2,052,310

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 5.15%

Repurchase Agreement 5.15%
Repurchase Agreement dated 1/31/2005, 1.80% due 2/1/2005 with State Street Bank & Trust Co. collateralized by $114,415,000 of Federal Home Loan Mortgage Corp. at zero coupon due from 5/24/2005 to 5/31/2005; value: $113,413,869; proceeds: $111,191,330 (Cost $111,185,771)	$111,186	$111,186

Total Investments in Securities 100.30% (Cost $1,885,317,679)		2,163,496
Liabilities in Excess of Other Assets (0.30%)		(6,574)
Net Assets 100.00%		$2,156,922

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALPHA FUND  January 31, 2005

		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS 96.59%

Lord Abbett Developing Growth Fund, Inc. - Class Y*(a)	2,598,664	$40,747

Lord Abbett Research Fund, Inc. Small-Cap Value Fund - Class Y*(b)	1,543,302	42,518

Lord Abbett Securities Trust-International Opportunities Fund - Class Y(b)	5,536,828	59,798

Total Investments in Underlying Funds (Cost $131,730,416)		143,063

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 3.53%

Repurchase Agreement 3.53%
Repurchase Agreement dated 1/31/2005, 1.80% due 2/1/2005 with State Street Bank & Trust Co. collateralized by $4,700,000 of Federal National Mortgage Assoc. at 6.625% due 9/15/2009; value: $5,341,844; proceeds: $5,234,737 (Cost $5,234,476)	$5,234	$5,234

Total Investments in Securities 100.12% (Cost $136,964,892)		148,297
Liabilities in Excess of Other Assets (0.12%)		(176)
Net Assets 100.00%		$148,121

*	Non-income producing security.
(a)	Fund investment objective is long-term grouth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(b)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND  January 31, 2005

		U.S. $
		Value
Investments	Shares	(000)
COMMON STOCKS 96.14%

Australia 2.64%
Qantas Airways Ltd.	481,870	$1,330
Zinifex Ltd.*	700,009	1,497
Total		2,827

Austria 4.20%
Bank Austria Creditanstalt	21,124	1,835
Erste Bank der Oesterreichischen Sparkassen AG	9,678	478
Telekom Austria AG	116,197	2,181
Total		4,494

Brazil 0.55%
Companhia de Bebidas Americas ADR	23,300	594

Canada 0.76%
Opti Canada, Inc.*	49,600	819

Czech Republic 1.23%
Komercni Banka AS	8,838	1,320

Denmark 0.73%
Tele Danmark AS	18,800	780

Finland 2.04%
Stora Enso Oyj R Shares	75,800	1,092
UPM-Kymmene Oyj	51,500	1,090
Total		2,182

France 10.86%
Air France-KLM Group	44,430	814
AXA	56,051	1,360
BNP Paribas S.A.	18,734	1,351
Credit Agricole S.A.	48,873	1,456
Lafarge S.A.	16,649	1,716
Sanofi-Aventis	9,305	694
Schneider Electric S.A.	21,529	1,644
Thomson	38,947	$988
Total S.A.	4,975	1,067
Vinci S.A.	3,780	542
Total		11,632

Germany 3.98%
BASF AG	30,755	2,100
Deutsche Telekom AG Registered Shares*	49,886	1,078
Fresenius Medical Care Aktiengesellschaft	13,361	1,083
Total		4,261

Hong Kong 3.63%
Bank of East Asia, Ltd.	247,500	738
China Mobile (Hong Kong) Ltd.	245,200	769
China Unicom Ltd. ADR	67,800	554
China Unicom Ltd.	1,000,000	814
Texwinca Holdings Ltd.	1,150,700	1,018
Total		3,893

Hungary 1.50%
Gedeon Richter Rt.	12,254	1,607

India 1.05%
Reliance Industries Ltd.	92,516	1,129

Italy 3.97%
Enel S.p.A.	85,198	801
Saipem S.p.A.	71,618	905
Telecom Italia S.p.A.	337,790	1,083
Telecom Italia (RNC) S.p.A.	370,322	1,467
Total		4,256

Japan 19.94%
Bank of Yokohama Ltd. (The)	167,000	1,052
Credit Saison Co. Ltd.	38,900	1,321
Don Quijote Co., Ltd.	14,270	782
East Japan Railway Co.	162	874
Fanuc Ltd.	11,600	782

See Notes to Schedule of Investments.

1

		U.S. $
		Value
Investments	Shares	(000)
Hoya Corp.	12,100	$1,246
Inpex Group Corp.*	134	669
Japan Tobacco Inc.	120	1,274
Konica Minolta Holdings, Inc.	80,500	1,010
Lawson, Inc.	44,300	1,719
Mitsubishi Tokyo Financial Group, Inc.	85	801
OBIC Co., Ltd.	4,500	919
ORIX Corp.	11,971	1,582
Sumitomo Corp.	210,000	1,800
Sumitomo Electric Industries, Ltd.	119,988	1,311
Taiyo Yuden Co., Ltd.	99,000	1,048
Takefuji Corp.	30,740	2,154
Yamanouchi Pharmaceutical Co., Ltd.	27,700	1,008
Total		21,352

Netherlands 3.08%
IHC Caland N.V.	25,011	1,578
ING Groep N.V. CVA	59,870	1,723
Total		3,301

Singapore 1.23%
DBS Group Holdings Ltd.	137,100	1,323

South Korea 1.26%
Samsung Electronics Co., Ltd.	2,800	1,352

Spain 3.40%
ACS Actividades de Construccion
y Servicios, S.A.	77,078	1,932
Gestevision Telecinco S.A.*	78,853	1,706
Total		3,638

Sweden 0.75%
Skandia Forsakrings AB	154,800	802

Switzerland 5.17%
Nestle S.A. Registered Shares	5,646	1,482
Novartis AG Registered Shares	40,056	$1,920
UBS AG Registered Shares	26,330	2,136
Total		5,538

Taiwan 1.42%
Chinatrust Financial Holding Co., Ltd.	840,118	941
Mediatek, Inc.	98,429	577
Total		1,518

Thailand 1.46%
Thai Oil Public Co., Ltd.*	1,155,600	1,559

Turkey 1.56%
Turkiye Garanti Bankasi A.S. ADR*	297,800	1,193
Turkiye is Bankasi A.S. GDR Registered Shares*	80,700	474
Total		1,667

United Kingdom 19.73%
BAE SYSTEMS plc	426,479	1,972
BP plc	80,425	792
Cadbury Schweppes plc	178,457	1,598
Diageo plc	38,893	530
GlaxoSmithKline plc	38,086	843
HSBC Holdings plc	81,206	1,343
National Grid Transco plc	167,324	1,627
Prudential plc	217,460	1,884
Reed Elsevier plc	176,044	1,599
Royal Bank of Scotland Group plc	64,189	2,129
Tesco plc	183,785	1,067
Tullow Oil plc	274,622	811
Virgin Mobile Holdings (UK) plc*	182,998	913
Vodafone Group plc	1,070,784	2,763
Wm. Morrison Supermarkets	332,542	1,262
Total		21,133

Total Common Stocks (Cost $92,777,869)		102,977

See Notes to Schedule of Investments.

2

	Principal	U.S. $
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 2.90%

Repurchase Agreement 2.90%
Repurchase Agreement dated 1/31/2005, 1.80% due 2/1/2005 with State Street Bank & Trust Co. collateralized by $2,875,000 of Federal National Mortgage Assoc. at 7.125% due 3/15/2007; value: $3,166,094; proceeds: $3,102,178 (Cost $3,102,023)	$3,102	$3,102

Total Investments in Securities 99.04% (Cost $95,879,892)		106,079
Cash and Other Assets in Excess of Liabilities 0.96%		1,026
Net Assets 100.00%		$107,105

*	Non-income producing security.
ADR	American Depository Receipt.
GDR	Global Depository Receipt.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2005

		U.S. $
		Value
Investments	Shares	(000)
COMMON STOCK 93.09%

Australia 5.04%
Newcrest Mining Ltd.	204,700	$2,703
Oil Search Ltd.	971,000	1,505
Promina Group Ltd.	586,200	2,422
Santos Ltd.	306,400	2,204
Total		8,834

Austria 1.26%
Wienerberger AG	47,700	2,201

Brazil 1.27%
Unibanco-Uniao de Bancos
Brasileiros S.A. - GDR	72,200	2,223

Canada 1.15%
RONA, Inc.*	55,500	2,019

China 0.79%
Weichai Power Co., Ltd. Class H	439,000	1,376

Denmark 1.01%
GN Store Nord A/S (GN Great Nordic)	164,000	1,767

France 2.82%
IPSOS S.A.	19,500	2,081
Neopost S.A.	37,000	2,855
Total		4,936

Germany 3.89%
AWD Holding AG	62,700	2,523
Puma AG	9,400	2,317
Techem AG*	45,563	1,973
Total		6,813

Greece 1.71%
Piraeus Bank S.A.	163,200	2,999

Hong Kong 9.68%
China Merchants Holdings
Int’l., Co. Ltd.	1,176,800	$2,316
China Travel Int’l. Investment Hong Kong Ltd.	5,550,000	1,761
Dah Sing Financial Group	273,422	1,990
Hong Kong Exchanges & Clearing Ltd.	940,900	2,346
Hong Kong Land Holdings Ltd.	943,981	2,228
Orient Overseas Int’l. Ltd.	480,000	1,803
Sino Land Co.	2,346,300	2,091
Techtronic Industries Co., Ltd.	1,076,000	2,407
Total		16,942

India 1.82%
ICICI Bank Ltd. ADR	161,600	3,179

Ireland 0.84%
ICON plc ADR*	41,700	1,465

Italy 7.31%
Davide Campari-Milano S.p.A.	36,700	2,166
FastWeb S.p.A.*	39,100	1,894
Hera S.p.A.	969,600	2,900
Milano Assicurazioni S.p.A.	535,800	2,917
Pirelli & C. Real Estate S.p.A.	40,400	2,224
Societa Iniziative Autostradali e Servizi S.p.A.	45,859	703
Total		12,804

Japan 24.90%
Aeon Mall Co. Ltd.	33,100	2,543
Amada Corp., Ltd.	348,500	2,052
Arisawa Manufacturing Co., Ltd.	54,100	2,214
Arrk Corp.	32,800	1,336
Casio Computer Co., Ltd.	113,700	1,592
Diamond City Co., Ltd.	55,500	1,580
Don Quijote Co. Ltd.	32,600	1,787
Global Media Online, Inc.	75,200	1,785

See Notes to Schedule of Investments.

1

		U.S. $
		Value
Investments	Shares	(000)
Gulliver Int’l. Co., Ltd.	14,020	$1,875
Japan Cash Machine Co., Ltd.*(a)	21,200	665
Japan Cash Machine Co., Ltd.	42,400	1,330
Joint Corp.	53,100	1,312
KOSE Corp.	56,400	2,281
Matsumotokiyoshi Co. Ltd.	68,000	2,008
Misumi Corp.	53,400	1,613
Mitsui Mining & Smelting Co., Ltd.	470,200	2,214
Nitori Co. Ltd.	35,150	2,201
OBIC Business Consultants Co., Ltd.	19,100	1,016
Park24 Co. Ltd.	150,400	2,968
Rengo Co., Ltd.	381,000	1,824
Shinko Electric Industries Co. Ltd.	47,500	1,609
Sumitomo Rubber Industries Ltd.	241,700	2,297
Take and Give Needs Co., Ltd*^	1,430	1,739
TIS, Inc.	39,800	1,763
Total		43,604

Luxembourg 1.41%
Gemplus International S.A.*	1,000,000	2,463

Netherlands 2.46%
Aalberts Industries N.V.	42,900	1,952
Royal P&O Nedlloyd N.V.	46,900	2,347
Total		4,299

Portugal 0.20%
Impresa Sociedade Gestora de Participacoes, S.A.*	45,650	351

Russia 1.06%
Vimpel Communications ADR*	51,500	1,864

Spain 7.78%
Corporacion Mapfre S.A.	176,399	2,575
Fadesa Inmobiliaria, S.A.*	124,000	2,806
Grupo Empresarial ENCE S.A.	42,500	1,340
Iberia, Lineas Aereas de Espana, S.A.	577,800	1,996
Indra Sistemas, S.A.	160,500	2,746
Prosegur Compania de Seguridad, S.A.	109,800	2,168
Total		13,631

Sweden 1.32%
Getinege AB Class B	177,900	$2,316

Switzerland 3.05%
Geberit AG	3,350	2,493
Nobel Biocare Holding AB	16,250	2,850
Total		5,343

Thailand 1.09%
Italian-Thai Development
Public Co., Ltd.	6,560,600	1,906

United Kingdom 11.23%
AWG plc	156,100	2,469
Balfour Beatty plc	317,074	1,959
Cairn Energy plc*	87,000	1,822
CSR plc*	259,500	1,962
Intertek Group plc	183,700	2,525
Kesa Electricals plc	379,700	2,285
Michael Page International plc	536,800	1,933
Northgate plc	105,100	1,831
Paladin Resources plc	452,400	1,461
Peter Hambro Mining plc*	132,000	1,426
Total		19,673

Total Common Stocks (Cost $121,128,722)		163,008

SHORT-TERM INVESTMENTS 1.40%

Collateral for Securities on Loan 0.45%
State Street Navigator Securities Lending Prime Portfolio, 2.26%(b)	789,086	789

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2005

	Principal	U.S. $
	Amount	Value
Investments	(000)	(000)
Repurchase Agreement 0.95%
Repurchase Agreement dated 1/31/2005, 1.80% due 2/1/2005 with State Street Bank & Trust Co. collateralized by $1,505,000 of Federal National Mortgage Assoc. at 6.625% due 9/15/2009; value: $1,710,527; proceeds: $1,673,879	$1,674	$1,674

Total Short-Term Investments (Cost $2,462,882)		2,463

Total Investments in Securities 94.49% (Cost $123,591,604)		165,471
Other Assets in Excess of Liabilities 5.51%		9,642
Net Assets 100.00%		$175,113

*	Non-income producing security.
^	Security (or a portion of security) on loan.
(a)	Securities purchased on a when-issued basis.
(b)	Rate shown reflects 7 day yield as of January 31, 2005.
ADR	American Depository Receipt.
GDR	Global Depository Receipt.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - LARGE-CAP VALUE FUND  January 31, 2005

Investments	Shares	Value (000)
COMMON STOCKS 95.15%

Aerospace & Defense 0.72%
Honeywell International, Inc.	5,150	$185

Air Freight & Couriers 1.01%
United Parcel Service, Inc. Class B	3,490	261

Beverages 2.03%
Diageo plc ADR	1,605	88
PepsiCo, Inc.	8,134	437
Total		525

Biotechnology 0.48%
MedImmune, Inc.*	5,200	123

Chemicals 5.12%
E.I. du Pont de Nemours & Co.	11,529	548
Monsanto Co.	4,538	246
Potash Corp. of Saskatchewan, Inc.(a)	2,424	196
Praxair, Inc.	7,698	332
Total		1,322

Commercial Banks 6.85%
Bank of America Corp.	5,730	266
Bank of New York Co., Inc. (The)	11,889	353
Marshall & Ilsley Corp.	2,730	117
Mellon Financial Corp.	13,282	390
U.S. Bancorp	4,400	132
Wachovia Corp.	4,517	248
Wells Fargo & Co.	4,293	263
Total		1,769

Commercial Services & Supplies 0.98%
Waste Management, Inc.	8,765	254

Communications Equipment 1.61%
Motorola, Inc.	26,431	416

Computers & Peripherals 1.84%
Apple Computer, Inc.*	2,648	204
EMC Corp.*	20,674	271
Total		475

Diversified Financials 6.35%
Citigroup, Inc.	8,826	$433
Goldman Sachs Group, Inc. (The)	1,510	163
JPMorgan Chase & Co.	17,435	651
MBNA Corp.	6,030	160
Merrill Lynch & Co., Inc.	3,881	233
Total		1,640

Diversified Telecommunication Services 3.38%
SBC Communications, Inc.	11,922	283
Sprint FON Group	5,350	128
Verizon Communications, Inc.	13,014	463
Total		874

Electric Utilities 0.53%
Progress Energy, Inc.	3,076	136

Electrical Equipment 0.84%
Emerson Electric Co.	3,231	217

Electronic Equipment & Instruments 0.93%
Solectron Corp.*	48,530	241

Energy Equipment & Services 3.25%
Baker Hughes, Inc.	8,521	369
GlobalSantaFe Corp.(a)	2,615	92
Schlumberger Ltd.(a)	5,564	379
Total		840

Food & Staples Retailing 1.93%
CVS Corp.	4,520	209
Kroger Co.*	16,885	289
Total		498

Food Products 4.11%
Archer-Daniels-Midland Co.	3,760	91
H.J. Heinz Co.	4,495	170
Kellogg Co.	5,174	231
Kraft Foods, Inc. Class A	16,775	570
Total		1,062

Healthcare Equipment & Supplies 1.67%
Baxter Int’l., Inc.	11,553	390

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)
Guidant Corp.	580	$42
Total		432

Healthcare Providers & Services 2.21%
Cardinal Health, Inc.	5,648	318
CIGNA Corp.	3,155	253
Total		571

Household Durables 0.74%
Newell Rubbermaid, Inc.	8,933	192

Household Products 1.72%
Clorox Co.	3,240	192
Kimberly Clark Corp.	3,860	253
Total		445

Industrial Conglomerates 4.52%
General Electric Co.	20,090	726
Tyco Int’l. Ltd.(a)	12,213	441
Total		1,167

Insurance 1.24%
American Int’l. Group, Inc.	3,078	204
Hartford Financial Group, Inc.	1,716	116
Total		320

Machinery 6.69%
Caterpillar, Inc.	1,830	163
Deere & Co.	11,081	769
Eaton Corp.	5,396	367
Illinois Tool Works, Inc.	1,748	152
Pall Corp.	330	9
Parker Hannifin Corp.	4,125	269
Total		1,729

Media 6.33%
Clear Channel Communications, Inc.	4,790	155
Comcast Corp. Class A*	15,685	496
Tribune Co.	6,597	264
Viacom, Inc. Class B	4,249	159
Walt Disney Co. (The)	19,569	560
Total		1,634

Metals & Mining 2.80%
Alcoa, Inc.	11,621	$343
Newmont Mining Corp.	9,112	379
Total		722

Multi-Line Retail 0.76%
Federated Department Stores, Inc.	410	23
Target Corp.	3,379	172
Total		195

Office Electronics 1.62%
Xerox Corp.*	26,269	417

Oil & Gas 5.02%
Exxon Mobil Corp.	25,123	1,296

Paper & Forest Products 2.44%
International Paper Co.	16,115	631

Personal Products 1.06%
Gillette Co.	5,395	274

Pharmaceuticals 8.65%
Bristol-Myers Squibb Co.	7,770	182
GlaxoSmithKline plc ADR	4,120	184
Merck & Co., Inc.	9,114	256
Novartis AG ADR	9,323	446
Pfizer, Inc.	14,460	349
Schering-Plough Corp.	17,406	323
Wyeth	12,453	494
Total		2,234

Road & Rail 2.49%
Canadian National Railway Co.(a)	4,694	279
CSX Corp.	1,980	79
Union Pacific Corp.	4,790	286
Total		644

Semiconductor Equipment & Products 0.09%
Teradyne, Inc.*	1,701	24

Software 1.37%
Microsoft Corp.	13,480	354

See Notes to Schedule of Investments.

2

Investments	Shares	Value (000)
Specialty Retail 0.81%
Gap, Inc. (The)	9,558	$210

Textiles & Apparel 0.96%
NIKE, Inc. Class B	2,870	249

Total Common Stocks (Cost $24,119,060)		24,578

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 7.23%

Repurchase Agreement 7.23%
Repurchase Agreement dated 1/31/2005, 1.80% due 2/1/2005 with State Street Bank & Trust Co. collateralized by $1,680,000 of Federal National Mortgage Assoc. at 6.625% due 9/15/2009; value: $1,909,425; proceeds: $1,868,084 (Cost $1,867,991)	$1,868	$1,868

Total Investments in Securities 102.38% (Cost $25,987,051)		26,446
Liabilities in Excess of Other Assets (2.38%)		(614)
Net Assets 100.00%		$25,832

*            Non-income producing security.

(a)          Foreign security traded in U.S dollars.

ADR           American Depository Receipt.

See Notes to Schedule of Investments.

3

Notes to Schedules of Investments (unaudited)

1.                   ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company organized as a Delaware business trust on February 26, 1993. The Trust currently consists of seven funds. These Schedules of Investments cover the following funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett All Value Fund (“All Value Fund”), Alpha Series (“Alpha Fund”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), and Lord Abbett Large-Cap Value Fund (“Large-Cap Value Fund”).

All Value Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Alpha Fund’s, International Core Equity Fund’s, and International Opportunities Fund’s investment objective is long-term capital appreciation.  Alpha Fund invests in other funds (“Underlying Funds”) managed by Lord Abbett & Co. LLC (“Lord Abbett”).  Large-Cap Value Fund’s investment objective is to seek a high level of total return.

2.                   SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange.  The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities.  Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.  Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded.  If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.  Short-term securities 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).  Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.  Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)   Forward Foreign Currency Exchange Contracts–International Core Equity Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of January 31, 2005, there are no forward foreign currency exchange contracts outstanding.

(d)         Securities Lending–Each Fund may lend securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Government securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned).  Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.  As of January 31, 2005, the value of securities loaned for International Opportunities Fund was $755,886.  These loans are collateralized by cash of $789,086, which is invested in a restricted money market account.  At their October 21, 2004 meeting, the Board of Trustees voted to discontinue, as soon as practicable, the Funds’ participation in the State Street Bank & Trust Company (“SSB”) securities lending program.

(e)          Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities.  A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(f)            When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis.  When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price at the time of entering the transaction.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. government securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund’s custodian in order to pay for the commitment.  At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value.  Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security.  Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.              FEDERAL TAX INFORMATION

As of January 31, 2005, each Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	All Value Fund	Alpha Fund	International Core Equity Fund
Tax cost	$1,885,317,679	$136,964,892	$95,879,892
Gross unrealized gain	302,302,374	17,172,140	10,687,801
Gross unrealized loss	(24,124,151)	(5,839,790)	(488,815)
Net unrealized security gain	$278,178,223	$11,332,350	$10,198,986

	International Opportunities Fund	Large-Cap Value Fund
Tax cost	$123,591,604	$25,987,051
Gross unrealized gain	42,776,361	1,149,091
Gross unrealized loss	(897,176)	(690,375)
Net unrealized security gain	$41,879,185	$458,716

4.              INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests.

Large company value stocks, in which All Value Fund and Large-Cap Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks.  This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions.  The market may fail to recognize the intrinsic value of a particular value stock for a long time.  In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

In addition, although All Value Fund invests a significant portion of its assets in large-cap stocks, it also invests in mid-cap and small-cap company stocks which may be more volatile and less liquid than large-cap stocks.

International Core Equity Fund is subject to the risks of investing in foreign securities and in the securities of large foreign companies.  Foreign securities may pose greater risks than domestic securities, including greater fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.

International Opportunities Fund is also subject to the risks of investing in foreign securities and in the securities of small-cap companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of large-cap companies, including more volatility and less liquidity.

Alpha Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks, including those associated with foreign investments and small-cap companies.

These factors can affect each Fund’s performance.

Underlying Fund Information (unaudited)

Alpha Fund invests in other fund (“Underlying Funds”) managed by Lord Abbett.  As of January 31, 2005, Alpha Fund’s investments were allocated among the Underlying Funds as follows:

Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. – Class Y	27.48%
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class Y	28.67%
Lord Abbett Securities Trust – International Opportunities Fund – Class Y	40.32%

The ten largest holdings and the holdings by sector, as of January 31, 2005, for Lord Abbett Developing Growth Fund, Inc. and Lord Abbett Research Fund, Inc. – Small-Cap Value Fund, in which Alpha Fund held a significant concentration of its investments, are as follows:

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Centene Corp.	1.79%
Scientific Games Corp. Class A	1.71%
AMERIGROUP Corp.	1.64%
EGL, Inc.	1.54%
Resources Connection, Inc.	1.48%
Intergra Lifesciences Holdings	1.45%
Armor Holdings, Inc.	1.36%
SRA Int’l., Inc.	1.31%
Sybron Dental Specialties, Inc.	1.30%
Kronos Inc.	1.28%

Holdings by Sector	% of Investments
Auto & Transportation	4.17%
Consumer Discretionary	25.60%
Consumer Staples	0.78%
Financial Services	8.90%
Healthcare	24.25%
Integrated Oils	0.75%
Materials & Processing	7.05%
Other Energy	5.34%
Producer Durables	6.67%
Technology	16.49%
Total	100.00%

Lord Abbett Research Fund, Inc. – Small-Cap Value Fund

Ten Largest Holdings	% of Investments
Quanex Corp.	4.30%
Carlisle Cos., Inc.	2.53%
Trinity Industries, Inc.	2.30%
Helmerich & Payne, Inc.	2.16%
UNOVA, Inc.	1.77%
Modine Manufacturing Co.	1.72%
Cytec Industries, Inc.	1.65%
Briggs & Stratton Corp.	1.62%
Key Energy Services, Inc.	1.52%
Nationwide Health Properties, Inc.	1.51%

Holdings by Sector	% of Investments
Auto & Transportation	7.98%
Consumer Discretionary	11.56%
Consumer Staples	1.55%
Financial Services	14.00%
Healthcare	3.90%
Integrated Oils	1.15%
Materials & Processing	25.61%
Other	5.17%
Other Energy	10.14%
Producer Durables	15.30%
Technology	3.48%
Utilities	0.16%
Total	100.00%

The Schedule of Investments and the holdings by sector of Lord Abbett Securities Trust – International Opportunities Fund, also an Underlying Fund, have been presented earlier in this report.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO-CAP GROWTH FUND January 31, 2005

Investments	Shares	Value (000)
COMMON STOCKS 98.98%

Banks 5.99%
Community Bancorp*	9,000	$252
Online Resources Corp.*	19,900	176
Total		428

Banks: Outside New York City 1.92%
Heritage Commerce Corp.*	7,100	137

Biotechnology Research & Production 4.93%
Matrixx Initiatives, Inc.*	12,600	122
Regeneration Technologies, Inc.*	8,700	90
Vion Pharmaceuticals, Inc.*	40,700	140
Total		352

Casinos & Gambling 5.35%
Mikohn Gaming Corp.*	21,200	212
Youbet.com, Inc.*	37,000	170
Total		382

Chemicals 5.49%
Medis Technologies Ltd.*	9,500	184
Ultralife Batteries, Inc.*	11,400	208
Total		392

Communications Technology 3.77%
Telkonet, Inc.*	42,500	269

Computer Services Software & Systems 11.19%
Aladdin Knowledge Systems Ltd. * (a)	5,900	149
Digitas, Inc.*	19,600	204
eCollege.com, Inc.*	9,300	97
Electronic Clearing House, Inc.*	21,400	188
Nestor, Inc.*	22,500	161
Total		799

Computer Technology 1.32%
Digital Recorders, Inc.*	30,400	94

Drugs & Pharmaceuticals 7.55%
BioCryst Pharmaceuticals, Inc.*	16,600	101
Bone Care International, Inc.*	3,900	110
Bradley Pharmaceuticals, Inc.*	6,800	$98
Flamel Technologies S.A. ADR*	4,600	81
SFBC Int’l., Inc.*	3,800	149
Total		539

Electronics: Instruments Gauges & Meters 3.20%
Measurement Specialties, Inc.*	8,900	229

Electronics: Medical Systems 3.66%
PhotoMedex, Inc.*	60,800	167
Rita Medical Systems, Inc.*	29,700	94
Total		261

Electronics: Other 1.51%
International DisplayWorks, Inc.*	11,850	108

Electronics: Semi-Conductors / Components 3.29%
WindsorTech, Inc.*	64,600	235

Finance Companies 3.01%
Asta Funding, Inc.	8,400	215

Health & Personal Care 2.47%
NovaMed, Inc.*	25,000	176

Healthcare Facilities 2.43%
Psychiatric Solutions, Inc.*	4,900	173

Healthcare Management Services 0.76%
World Health Alternatives, Inc.*	15,600	55

Jewelry Watches & Gemstones 1.72%
LJ International, Inc.*(a)	44,200	123

Machinery: Specialty 1.65%
TurboChef Technologies, Inc.*	5,500	118

Medical & Dental Instruments & Supplies 6.10%
BriteSmile, Inc.*	13,800	82
Medtox Scientific, Inc.*	10,900	89

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)
Molecular Devices Corp.*	7,200	$137
Neogen Corp.*	6,650	128
Total		436

Miscellaneous Health Care 0.36%
Hartville Group, Inc.*	19,900	25

Oil: Integrated Domestic 1.25%
Gasco Energy, Inc.*	22,900	90

Printing and Copying Services 2.05%
TRM Corp.*	6,100	146

Retail 7.57%
Bon-Ton Stores, Inc. (The)	10,300	162
Caché, Inc.*	7,200	108
Charlotte Russe Holding, Inc.*	14,000	150
Design Within Reach, Inc.*	7,600	121
Total		541

Services: Commercial 4.88%
Exponent, Inc.*	5,600	139
Gevity HR, Inc.	6,500	134
Opinion Research Corp.*	11,700	75
Total		348

Textiles Apparel Manufacturers 5.56%
Oxford Industries, Inc.	5,900	219
True Religion Apparel, Inc.*	19,400	178
Total		397

Total Common Stocks (Cost $6,030,809)		7,068

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 1.40%

Repurchase Agreement 1.40%
Repurchase Agreement dated 1/31/2005, 1.80% due 2/1/2005 with State Street Bank & Trust Co. collateralized by $95,000 of Federal Home Loan Mortage Corp. at 5.50% due 9/15/2011; value: $103,995; proceeds: $100,015 (Cost $100,010)	$100	$100

Total Investments in Securities 100.38% (Cost $6,130,819)		7,168
Liabilities in Excess of Other Assets (0.38%)		(27)
Net Assets 100.00%		$7,141

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO-CAP VALUE FUND January 31, 2005

Investments	Shares	Value (000)
COMMON STOCKS 94.98%

Aerospace 3.09%
Allied Defense Group, Inc.*	10,500	$235
Ladish Co., Inc.*	20,800	226
Total		461

Agriculture Fishing & Ranching 1.15%
Andersons Inc. (The)	6,800	172

Air Transportation 2.76%
Frontier Airlines, Inc.*	20,700	176
Offshore Logistics, Inc.*	7,400	236
Total		412

Auto Components 0.56%
Wabash National Corp.*	3,300	84

Auto Parts: After Market 1.77%
Keystone Automotive Industries , Inc.*	12,000	264

Banks: Outside New York City 6.67%
CoBiz, Inc.	10,150	207
Columbia Bancorp	10,200	184
Dearborn Bancorp, Inc.*	7,805	228
Franklin Bank Corp.*	11,300	200
Hanmi Financial Corp.	858	30
Pennsylvania Commerce Bancorp, Inc.*	2,300	145
Total		994

Chemicals 2.22%
NuCo2 Inc.*	8,200	180
Quaker Chemical Corp.	6,600	151
Total		331

Communications Technology 1.40%
Bel Fuse, Inc. Class A	7,700	209

Computer Services Software & Systems 2.22%
Moldflow Corp.*	19,600	331

Computer Technology 1.27%
Fargo Electronics, Inc.*	13,400	189

Construction 1.78%
Modtech Holdings, Inc.*	30,700	$266

Containers & Packaging: Metal & Glass 1.47%
Mobile Mini, Inc.*	6,400	219

Diversified Financial Services 0.80%
American Physicians Services Group, Inc.	10,600	120

Electrical Equipment & Components 2.58%
AZZ, Inc.*	11,300	183
Powell Industries, Inc.*	11,100	202
Total		385

Electrical: Household Appliance 1.15%
Emerson Radio Corp.*	45,300	172

Electronics: Technology 0.44%
Intermagnetics General Corp.*	2,550	65

Financial Miscellaneous 0.76%
Financial Federal Corp.	3,300	114

Foods 0.74%
Tasty Baking Co.	13,100	110

Funeral Parlors & Cemetery 2.46%
Carriage Services, Inc.*	44,000	219
Rock of Ages Corp.	19,200	148
Total		367

Healthcare Facilities 1.38%
Capital Senior Living Corp.*	35,500	205

Healthcare Management Services 2.50%
American Dental Partners, Inc.*	18,500	373

Hotel/Motel 2.42%
Interstate Hotels & Resorts, Inc.*	25,400	136
Marcus Corp. (The)	9,000	224
Total		360

Household Furnishings 0.40%
Haverty Furniture Cos., Inc.	3,300	59

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)
Identification Control & Filter Devices 1.04%
Robbins & Myers, Inc.	6,900	$155

Insurance: Property-Casualty 2.70%
Donegal Group, Inc.	10,500	229
Navigators Group, Inc. (The)*	5,800	173
Total		402

Machinery: Industrial/Specialty 2.95%
Tennant Co.	4,600	178
Twin Disc, Inc.	9,700	262
Total		440

Machinery: Oil Well Equipment & Services 1.54%
Lufkin Industries, Inc.	5,700	230

Machinery: Specialty 1.17%
Key Technology, Inc.*	5,700	54
Quipp, Inc.*	9,800	120
Total		174

Medical & Dental Instruments & Supplies 2.07%
ICU Medical, Inc.*	5,300	139
Meridian Bioscience, Inc.	11,400	170
Total		309

Metal Frabricating 1.89%
Material Sciences Corp.*	12,100	184
NN, Inc.	7,900	97
Total		281

Metals & Minerals Miscellaneous 1.87%
Castle (A.M.) & Co.*	20,700	279

Misc. Materials & Commodities 0.68%
Lydall, Inc.*	9,700	102

Oil: Integrated Domestic 1.57%
Pioneer Drilling Co.*	22,700	234

Pollution Control and Environmental Services 1.85%
Team, Inc.*	16,400	$276

Railroads 0.87%
Genesee & Wyoming, Inc. Class A*	5,087	129

Real Estate Investment Trusts 1.76%
Agree Realty Corp.	5,500	159
LaSalle Hotel Properties	3,400	103
Total		262

Rental & Leasing Services: Commercial 1.67%
McGrath Rent Corp.	5,800	249

Retail 2.05%
Rush Enterprises, Inc. Class B*	19,300	305

Services: Commercial 12.25%
Ambassadors Int’l., Inc.	5,300	180
Exponent, Inc.*	11,500	287
Hudson Highland Group, Inc.*	8,300	242
Integrated Alarm Services Group, Inc.*	40,700	206
Monro Muffler Brake, Inc.*	13,500	350
SM&A*	31,900	272
World Fuel Services	5,700	289
Total		1,826

Shoes 1.34%
Skechers USA, Inc. Class A*	13,600	199

Steel 1.12%
Steel Technologies, Inc.	5,700	167

Textile Products 0.38%
Quaker Fabric Corp.	11,700	57

Textiles Apparel Manufacturers 4.58%
Cutter & Buck, Inc.	23,800	347
Hartmarx Corp.*	26,400	226
Phillips-Van Heusen Corp.	4,000	109
Total		682

See Notes to Schedule of Investments.

2

Investments	Shares	Value (000)
Tobacco 0.94%
Dimon, Inc.	14,300	$94
Standard Commercial Corp.	2,400	46
Total		140

Transportation Miscellaneous 1.91%
Hub Group, Inc. Class A*	4,500	245
Quixote Corp.	2,000	40
Total		285

Truckers 2.83%
Covenant Transport, Inc. Class A*	11,400	236
P.A.M. Transportation Services, Inc.*	10,200	186
Total		422

Utilities: Gas Distributors 0.34%
Chesapeake Utilities Corp.	1,900	50

Utilities: Miscellaneous 1.62%
Waste Industries USA, Inc.	18,900	241

Total Common Stocks (Cost $10,680,163)		14,158

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 5.67%

Repurchase Agreement 5.67%
Repurchase Agreement dated 1/31/2005, 1.80% due 2/1/2005 with State Street Bank & Trust Co. collateralized by $760,000 of Federal National Mortgage Assoc. at 6.625% due 9/15/2009; value: $863,788; proceeds: $845,378 (Cost $845,336)	$845	$845

Total Investments in Securities 100.65% (Cost $11,525,499)		15,003
Liabilities in Excess of Other Assets (0.65%)		(97)
Net Assets 100.00%		$14,906

*        Non-income producing security.

See Notes to Schedule of Investments.

3

Notes to Schedules of Investments (unaudited)

1.              ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end management investment company organized as a Delaware business trust on February 26, 1993. The Trust currently consists of seven funds. These Schedules of Investments cover each of the following Funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Micro-Cap Growth Fund (“Micro-Cap Growth Fund”) and Lord Abbett Micro-Cap Value Fund (“Micro-Cap Value Fund”).  The investment objective of both Micro-Cap Growth Fund and Micro-Cap Value Fund is long-term capital appreciation.

2.              SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).  Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.  Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)          Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.              FEDERAL TAX INFORMATION

As of January 31, 2005, each Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Micro-Cap Growth Fund	Micro-Cap Value Fund
Tax cost	$6,130,819	$11,525,499
Gross unrealized gain	1,527,853	3,655,298
Gross unrealized loss	(490,938)	(177,764)
Net unrealized security gain	$1,036,915	$3,477,534

4.              INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro-Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund’s volatility. In the case of the Micro-Cap Value Fund, the market may fail to recognize the intrinsic value of particular value stocks for a long time.

These factors can affect each Fund’s performance.

Item 2:           Controls and Procedures.

(a)   Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)    Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 22, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 22, 2005